Note 8 - Accrued Interest Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Assets [Table Text Block]
(Dollar amounts in thousands)	2019	2018

Restricted stock	$3,848	$3,679
Accrued interest receivable on investment securities	753	794
Accrued interest receivable on loans	2,718	2,839
Deferred tax asset, net	374	1,232
Other real estate owned	155	270
Operating right-of-use assets	903	-
Other	1,946	884

Total	$10,697	$9,698